Income Tax - Schedule of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Income Tax Abstract
Local	$ 161
Foreign U.S. state	23	53	$ 3
Income tax paid	$ 184	$ 53	$ 3